Fees Summary	Aug. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 181,125,000.00
Previously Paid Amount	0.00
Total Fee Amount	27,730.24
Total Offset Amount	0.00
Net Fee	$ 27,730.24